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                       PENN MUTUAL VARIABLE LIFE ACCOUNT I
                     THE PENN MUTUAL LIFE INSURANCE COMPANY
                                600 DRESHER ROAD
                           HORSHAM, PENNSYLVANIA 19044
                                 (215) 956-8000

        CERTIFICATION PURSUANT TO RULE 497(j) UNDER THE SECURITIES ACT OF
                                1933, AS AMENDED
                                FILE NO. 33-54662

We hereby certify that the prospectuses that would have been required to be filed under Rule 497(c) would not have differed from those contained in post-Effective Amendment No. 14 to the Registration Statement for Penn Mutual Variable Life Account I (File No. 33-54662) electronically filed on April 18, 2001, the most recent amendment to the Registration Statement.

                                 Penn Mutual Variable Life Account I

                                 By:The Penn Mutual Life Insurance Company

Dated:  May 1, 2001              By: /s/ Kenneth J. Kussay
                                     -----------------------------------
                                              Kenneth J. Kussay